Members’ Capital (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Preferred Units Class F [Member]
Preferred Units [Line Items]
Preferred units, issued		3,243,201
Preferred Units Class F [Member] | Cingulate Therapeutics L L C [Member]
Preferred Units [Line Items]
Preferred units, authorized	6,984,985
Issuance of preferred uniits	$ 11.3
Preferred Units Class G [Member]
Preferred Units [Line Items]
Preferred units, issued		3,243,201
Preferred Units Class G [Member] | Cingulate Therapeutics L L C [Member]
Preferred Units [Line Items]
Preferred units, issued	2,998,184
Preferred units, authorized	12,000,000
Issuance of preferred uniits	$ 6.7